Equity - Summary of Classes of Preferred and Common Shares Outstanding (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 12, 2025	Nov. 01, 2025	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Aug. 25, 2024
Disclosure of classes of share capital [line items]
Amount			$ 85,617		$ 85,833		$ 85,617	$ 85,833	$ 88,100
Common stock conversion price			$ 5.00				$ 5.00
Burgundy Asset Management Ltd.
Disclosure of classes of share capital [line items]
Number of shares issued in an acquisition (in shares)		2,723,726
Value of shares issued in an acquisition		$ 481
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)			0				0		0
4.800% Additional Tier 1 Capital Notes (AT1 Notes)
Disclosure of classes of share capital [line items]
Borrowings, interest rate											4.80%
Borrowings, adjustment to interest rate basis											6.709%
Preferred Shares and Other Equity Instruments
Disclosure of classes of share capital [line items]
Amount			$ 7,706	$ 7,706	7,787	$ 7,787	$ 7,706	7,787	$ 8,956	$ 8,087
Preferred Shares – Classified as Equity
Disclosure of classes of share capital [line items]
Amount			$ 1,550				$ 1,550		$ 1,550
Class B – Series 44
Disclosure of classes of share capital [line items]
Number of shares (in shares)			16,000,000				16,000,000		16,000,000
Amount			$ 400				$ 400		$ 400
Dividends declared per share (in canadian dollars per share)							$ 0.85		$ 1.70
Class B – Series 50
Disclosure of classes of share capital [line items]
Number of shares (in shares)			500,000				500,000		500,000
Amount			$ 500				$ 500		$ 500
Dividends declared per share (in canadian dollars per share)							$ 36.87		$ 73.73
Class B – Series 52
Disclosure of classes of share capital [line items]
Number of shares (in shares)			650,000				650,000		650,000
Amount			$ 650				$ 650		$ 650
Dividends declared per share (in canadian dollars per share)							$ 35.29		$ 70.57
Other Equity Instruments
Disclosure of classes of share capital [line items]
Amount			6,156				$ 6,156		$ 7,406
Other Equity Instruments | 4.800% Additional Tier 1 Capital Notes (AT1 Notes)
Disclosure of classes of share capital [line items]
Amount			$ 658				$ 658		658
Borrowings, interest rate			4.80%				4.80%
Other Equity Instruments | 4.300% Limited Recourse Capital Notes, Series 1 (LRCNs, Series 1)
Disclosure of classes of share capital [line items]
Amount			$ 0				$ 0		1,250
Borrowings, interest rate			4.30%				4.30%
Redemption amount	$ 1,250
Compound instrument interest rate	4.30%
Other Equity Instruments | 5.625% Limited Recourse Capital Notes, Series 2 (LRCNs, Series 2)
Disclosure of classes of share capital [line items]
Amount			$ 750				$ 750		750
Borrowings, interest rate			5.625%				5.625%
Other Equity Instruments | 7.325% Limited Recourse Capital Notes, Series 3 (LRCNs, Series 3)
Disclosure of classes of share capital [line items]
Amount			$ 1,000				$ 1,000		1,000
Borrowings, interest rate			7.325%				7.325%
Other Equity Instruments | 7.700% Limited Recourse Capital Notes, Series 4 (LRCNs, Series 4)
Disclosure of classes of share capital [line items]
Amount			$ 1,356				$ 1,356		1,356
Borrowings, interest rate			7.70%				7.70%
Other Equity Instruments | 7.300% Limited Recourse Capital Notes, Series 5 (LRCNs, Series 5)
Disclosure of classes of share capital [line items]
Amount			$ 1,023				$ 1,023		1,023
Borrowings, interest rate			7.30%				7.30%
Other Equity Instruments | 6.875% Limited Recourse Capital Notes, Series 6 (LRCNs, Series 6)
Disclosure of classes of share capital [line items]
Amount			$ 1,369				$ 1,369		$ 1,369
Borrowings, interest rate			6.875%				6.875%
Class B - Series 48
Disclosure of classes of share capital [line items]
Preferred shares redeemed	$ 1,250
Common Shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)			700,416,619				700,416,619		708,905,679
Amount			$ 23,537	$ 23,708	$ 23,730	$ 23,923	$ 23,537	$ 23,730	$ 23,359	$ 23,921
Dividends declared per share (in canadian dollars per share)			$ 1.67	$ 1.67	$ 1.59		$ 3.34	$ 3.18	$ 6.44
Common shares convertible from stock option plan (in shares)						5,699,134	5,676,320
Number of share options exercisable in share-based payment arrangement (in shares)			2,528,025				2,528,025		2,245,942
Value of shares issued in an acquisition			$ 0		$ 0		$ 481	$ 0
Common Shares | Stock Option Plan
Disclosure of classes of share capital [line items]
Common shares issued under stock option plan (in shares)			178,305		211,309		787,214	685,719